Property, Plant and Equipment, Net (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Fixed assets purchased on credit	$ 8	$ 7